Employee Benefit Plans - Components of Net Periodic Cost for Defined Benefit Pension Plan and Other Postretirement Benefit Plan (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic pension cost	$ 2.7	$ 1.5	$ 3.0
Defined Benefit Pension Plan [Member]
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	0.0	0.0
Interest cost	16.3	17.2	18.2
Actuarial loss (gain) amortization	14.2	12.8	12.5
Less: Expected return on plan assets	(25.8)	(26.3)	(25.7)
Net periodic pension cost	4.7	3.7	5.0
Other Postretirement Benefits Plan [Member]
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Interest cost	0.5	0.5	0.6
Actuarial loss (gain) amortization	(2.2)	(2.4)	(2.3)
Prior service credit amortization	(0.3)	(0.3)	(0.3)
Net periodic pension cost	$ (2.0)	$ (2.2)	$ (2.0)